FAIR VALUE MEASUREMENT, Unobservable Input Reconciliation (Details) (10-Q) (USD $) In Thousands, unless otherwise specified	12 Months Ended				9 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Sep. 30, 2013 Recurring [Member]		Sep. 30, 2012 Recurring [Member]		Sep. 30, 2013 Recurring [Member] Derivative warrant liability [Member]		Sep. 30, 2012 Recurring [Member] Derivative warrant liability [Member]		Sep. 30, 2013 Recurring [Member] Derivative conversion liability [Member]		Sep. 30, 2012 Recurring [Member] Derivative conversion liability [Member]
Changes in level 3 items measured at fair value on a recurring basis [Roll Forward]
Fair Value as of Beginning of Period	$ (1,296)		$ (1,628)		$ (6,719)		$ (1,296)		$ (4,520)		$ (1,296)		$ (2,199)		$ 0
Total Realized and Unrealized Gains (Losses)	5,420	[1]	332	[1]	(1,918)	[1]	4,008	[1]	(1,413)	[1]	1,142	[1]	(505)	[1]	2,866	[1]
Issuance of New Instruments	11,449		0		(1,163)		(11,449)		(575)		(6,983)		(588)		(4,466)
Net Transfers (Into) Out of Level 3	(606)	[2],[3]	0		99		606		0		711	[4]	99	[4]	(105)
Fair Value, at End of Period	(6,719)		(1,296)		(9,701)		(8,131)		(6,508)		(6,426)		(3,193)		(1,705)
Change in Unrealized Gains (Losses) on Instruments Still Held	$ 5,692		$ 332		$ (2,309)		$ 4,280		$ (1,413)		$ 1,414		$ (896)		$ 2,866

[1]	Included in change in fair value of derivative warrant and conversion liabilities in our consolidated statements of operations.
[2]	Represents transfers to equity as a result of a holder exercising a warrant.
[3]	Represents an adjustment to loss on extinguishment as a result of issuing the replacement senior convertible debenture.
[4]	Represents transfers to equity as a result of the exercise of a warrant in 2012 and conversion of debt in 2013.